AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 04/29/2005

FILE NOS: 811-08228

33-73248

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [    ]

Post-Effective Amendment No. [23]

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. [24]

(Check appropriate box or boxes.)

THE TIMOTHY PLAN

(Exact name of Registrant as Specified in Charter)

1304 WEST FAIRBANKS AVENUE

WINTER PARK, FL 32789

(Address of Principal Executive Office)

407-644-1986

(Registrant’s Telephone Number, including Area Code:)

ARTHUR D. ALLY, 1304 WEST FAIRBANKS AVENUE

WINTER PARK, FL 32789

(Name and Address of Agent for Service)

Please send copy of communications to:

DAVID D. JONES, ESQUIRE

395 Sawdust Road, #2148

The Woodlands, TX 77381

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the Trust’s fiscal year ended December 31, 2004 was filed on March 31, 2005.

Prospectus

APRIL 29, 2005

Timothy Plan Portfolio Variable Series: Strategic Growth Conservative Growth

Contents

4	Risk/Return Summary
4	The Basics About the Portfolios
4	Strategic Growth Portfolio
7	Conservative Growth Portfolio
9	Additional Information
9	Fees & Expenses
10	Purchases & Redemptions of Shares
10	Other Purchase Information
11	Dividends & Distributions
11	Investment Adviser
12	Principal Underwriter
13	Financial Highlights
15	Privacy Policy
15	For More Information

Timothy Plan Family of Funds

(the “Trust”)

Prospectus April 29, 2005

This Prospectus offers the following Timothy Plan Portfolios:

Timothy Plan Strategic Growth Portfolio Variable Series

Timothy Plan Conservative Growth Portfolio Variable Series

The Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) and the Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) (each a “Portfolio” and, collectively, the “Portfolios”) are offered only to separate accounts (the “Separate Accounts”) established by various insurance companies (collectively, the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of Insurance Companies or for Qualified Plans. The general public may not directly purchase shares of the Portfolios.

The Trust was established to provide an investment alternative for people who want to invest according to ethical and moral standards. The Timothy Plan offers several mutual funds (the “Timothy Funds”), and the Portfolios invest in the Timothy Funds according to an asset allocation program. Each Timothy Fund invests in a different market segment, and each Timothy Fund has its own investment objectives. However, the Timothy Funds all have one thing in common: they employ a zero-tolerance policy against investing in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

The Portfolios are distributed through Timothy Partners, Ltd.

1304 West Fairbanks Avenue, Winter Park, Florida 32789.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	April 29, 2005	3

RISK/RETURN SUMMARY

Each Portfolio invests in a distinct group of the Timothy Funds according to an asset allocation program determined by Timothy Partners, Ltd. (“TPL” or the “Adviser”), the Portfolios’ Adviser. The Trust believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, as a matter of fundamental policy, the Timothy Funds employ a zero-tolerance policy against investing in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or that is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the Timothy Funds’ portfolios and are referred to throughout this Prospectus as “Excluded Securities.” Excluded Securities will not be purchased by any Timothy Fund. TPL acts as Adviser to the Portfolios and the Timothy Funds, and is responsible for determining those securities that are Excluded Securities, and may, in its sole discretion, exclude companies involved in policies and practices that it believes are contrary to fundamental Judeo-Christian principals.

Because the Timothy Funds will not invest in Excluded Securities, each Fund’s pool of eligible investment securities could be limited to a certain degree. Although TPL believes that each Timothy Fund can achieve its investment objective within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on the Timothy Funds’ performance, as well as the performance of the Portfolios. However, “total return” is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. The Portfolios will strive to maximize each type of total return.

THE BASICS ABOUT THE PORTFOLIOS

The Strategic Growth Portfolio and the Conservative Growth Portfolio each attempts to achieve its investment objective by investing in a distinct group of the Timothy Funds according to an asset allocation strategy described below. The Portfolios offer you the opportunity to pursue two specially constructed asset allocation strategies.

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

This Portfolio seeks to achieve medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income.

PRIMARY INVESTMENT STRATEGIES

This Portfolio normally will invest at least 90% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Fund	% of Portfolio’s Net Assets Invested in the Timothy Fund
Small Cap Value Fund	15-20%
Large/Mid Cap Value Fund	20-25%
Large/Mid Cap Growth Fund	30-35%
Aggressive Growth Fund	15-20%
Fixed Income Fund	5-10%

This Portfolio normally will invest its remaining cash, if any, in short-term U.S. government securities, money market securities, repurchase agreements and unaffiliated mutual funds.

The Adviser will determine the specific asset allocation program. On each day that this Portfolio is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Portfolio. The Adviser also will reallocate the Portfolio’s investments in the Timothy Funds at the end of each fiscal quarter to maintain the asset allocation program.

To ensure adequate diversity, this Portfolio normally will invest at least 90% of its net assets in the five Timothy Funds described above. In addition, the Portfolio will invest no more than 55% of its assets in one Timothy Fund, no more than 70% in two Timothy Funds, no more than 80% in three Timothy Funds and no more than 90% in four Timothy Funds at any time.

Because this Portfolio invests almost exclusively in a distinct group of Timothy Funds, it will bear indirectly its proportionate share of fees and expenses paid by the Timothy Funds, in addition to the fees and expenses payable directly by the Portfolio. Therefore, the Portfolio will incur higher expenses, many of which may be duplicative. These indirect expenses are described in the fee table below fee table below.

4	PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	April 29, 2005

PRIMARY RISKS

1.	General Risk - As with most other mutual funds, you can lose money by investing in the Strategic Growth Portfolio. Share prices fluctuate from day to day and, when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk - The Strategic Growth Portfolio is subject to all of the risks that are inherent in the Timothy Funds in which the it invests:

•	Stock Market Risk- The Small Cap Value Fund, the Large/Mid Cap Value Fund, the Large/Mid Cap Growth Fund and the Aggressive Growth Fund are subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

•	Mid Cap Stock Risk- The Large/Mid Cap Value Fund and the Large/Mid Cap Growth Fund generally invest in companies with large and medium market capitalizations (greater than $2 billion). The medium size companies may be more susceptible to price swings due to their size, because they often do not have the resources available to them that are available to larger companies.

•	Small Cap Stock Risk- The Aggressive Growth Fund invests without regard to market capitalization, and the Small Cap Value Fund primarily invests in smaller companies. Smaller companies are particularly susceptible to price swings because, due to their size, they often do not have the resources available to them that are available to larger companies.

•	Excluded Securities Risk- Because the Timothy Funds do not invest in Excluded Securities, each Fund may be riskier than other mutual funds that invest in a broader array of securities.

•	Growth Risks- The Large/Mid Cap Growth Fund and the Aggressive Growth Fund invest in companies that appear to be growth-oriented companies. Growth companies are companies that the portfolio managers of these Funds believe will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the portfolio manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s (and the Portfolio’s) returns.

•	Interest Rate Risk- When interest rates rise, bond prices fall. The higher the Fixed Income Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fixed Income Fund is to interest rate risk.

•	Credit Risk- The Fixed Income Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fixed Income Fund will primarily invest in investment grade bonds.

•	Sector Risk- In managing its portfolio, the Fixed Income Fund’s portfolio manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. If certain industry sectors or types of securities do not perform as well as the portfolio manager expects, the Fixed Income Fund’s performance could suffer.

WHO SHOULD BUY THIS PORTFOLIO

The Strategic Growth Portfolio is appropriate for investors who understand the risks of investing in moderate- to aggressively-oriented equity funds and who wish to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE

Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. Past performance is no guarantee of future performance.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	April 29, 2005	5

PERFORMANCE

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns

(for calendar year ending on December 31(1))

The Portfolio’s total return for the most recent quarter ended March 31, 2005 was -3.85%.

Best Quarter Jun-03	Worst Quarter Sep-02
14.23%	-14.07%

Average Total Returns

(for periods ending on December 31, 2004(1))

	1 Year	3 Year	5 Year	10 Year	Since Inception
Return without sales load	8.12%	N/A	N/A	N/A	4.28%
S&P 500 index (2) (reflects no deduction for fees, expenses or taxes)	10.88%	N/A	N/A	N/A	6.04%

(1)	Strategic Growth Portfolio commenced investment operations on May 6, 2002.
(2)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

6	PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	April 29, 2005

TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

This Portfolio seeks moderate levels of long-term capital growth. Current income is a consideration only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income.

PRIMARY INVESTMENT STRATEGIES

This Portfolio normally will invest at least 90% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Fund	% of Portfolio’s Net Assets Invested in the Timothy Fund
Small Cap Value Fund	10-15%
Large/Mid Cap Value Fund	25-30%
Large/Mid Cap Growth Fund	20-25%
Fixed Income Fund	20-25%
Money Market Fund	5-10%

This Portfolio normally will invest its remaining cash, if any, in short-term U.S. government securities, money market securities, repurchase agreements and unaffiliated mutual funds.

The Adviser will determine the specific asset allocation program. On each day that the Portfolio is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Portfolio. The Adviser also will reallocate the Portfolio’s investments in the Timothy Funds at the end of each fiscal quarter to maintain the asset allocation program.

To ensure adequate diversity, this Portfolio will invest at least 90% of its net assets in the five Timothy Funds described above. In addition, the Portfolio will invest no more than 55% of its assets in one Timothy Fund, no more than 70% in two Timothy Funds, no more than 80% in three Timothy Funds and no more than 90% in four Timothy Funds at any time.

Because this Portfolio invests in the Timothy Funds, the Portfolio will indirectly bear its proportionate share of any fees and expenses paid by the Timothy Funds, in addition to the fees and expenses payable directly by the Portfolio. Therefore, the Portfolio will incur higher expenses, many of which may be duplicative. These indirect expenses are described in the fee table below.

PRIMARY RISKS

1.	General Risk - As with most other mutual funds, you can lose money by investing in the Conservative Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk - The Conservative Growth Portfolio is subject to all of the risks that are inherent in the Timothy Funds in which the Portfolio invests:

•	Stock Market Risk- The Small Cap Value Fund, the Large/Mid Cap Value Fund and the Large/Mid Cap Growth Fund are subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

•	Mid Cap Stock Risk- The Large/Mid Cap Value Fund and the Large/Mid Cap Growth Fund generally invest in companies with large and medium market capitalizations (greater than $2 billion). The medium sized companies may be more susceptible to price swings, because, due to their size, they often do not have the resources available to them that are available to larger companies.

•	Small Cap Stock Risk- The Small Cap Value Fund primarily invests in smaller companies. Smaller companies are particularly susceptible to price swings because, due to their size, they often do not have the resources available to them that are available to larger companies.

•	Excluded Securities Risk- Because the Timothy Funds do not invest in Excluded Securities, each Fund may be riskier than other mutual funds that invest in a broader array of securities.

•

Growth Risks- The Large/Mid Cap Growth Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the portfolio managers of the Funds believe will have revenue and

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	April 29, 2005	7

earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the portfolio manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s (and the Portfolio’s) returns.

•	Interest Rate Risk- When interest rates rise, bond prices fall. The higher the Fixed Income Fund’s and the Money Market Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s Portfolio and its average coupon return), the more sensitive the Fixed Income Fund is to interest rate risk.

•	Credit Risk- The Fixed Income Fund and the Money Market Fund could lose money if any bonds they own are downgraded in credit rating or go into default. For this reason, the Fixed Income Fund primarily will invest in investment grade bonds and the Money Market Fund will invest only in investment grade bonds.

•	Sector Risk- In managing its portfolio, the Fixed Income Fund’s investment manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. If certain industry sectors or types of securities do not perform as well as the investment manager expects, the Fixed Income Fund’s performance could suffer.

WHO SHOULD BUY THIS PORTFOLIO

The Conservative Growth Portfolio is appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, and who want to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE

Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. Past performance is no guarantee of future performance.

PERFORMANCE

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns

(for calendar year ending on December 31(1))

The Portfolio’s total return for the most recent quarter ended March 31, 2005 was -2.06%.

Average Total Returns

(for period ending on December 31, 2004(1))

	1 Year	3 Year	5 Year	10 Year	Since Inception
Return without sales load	5.97%	N/A	N/A	N/A	4.41%
S&P 500 Index (2) (reflected no deduction for fees, expenses or taxes)	10.88%	N/A	N/A	N/A	6.04%

(1)	Conservative Growth Portfolio commenced investment operations on May 1, 2002.
(2)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Best Quarter Jun-03	Worst Quarter Sep-02
10.73%	-9.57%

8	PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	April 29, 2005

ADDITIONAL INFORMATION

Each Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in obligations of the U.S. government, its agencies and instrumentalities, commercial paper, and certificates of deposit and bankers acceptances. When a Portfolio takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Portfolio will be different that if it had invested strictly according to its objectives. A discussion of the Trust’s policies for disclosing a Portfolio’s securities holdings may be found in the Statement of Additional Information (“SAI”), relating to the Portfolios dated April 29, 2005.

The Portfolios may be offered to Separate Accounts of both variable annuity and variable life insurance contracts sponsored by Insurance Companies and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in a Portfolio and the interests of Qualified Plans investing in such Portfolio may conflict. The Trust’s Board of Trustees will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action, if any, should be taken in response to any conflict.

FEES & EXPENSES

Investors using a Portfolio to fund a Separate Account will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by any Insurance Company or Qualified Plan. Separate Account Owners and Plan Participants should refer to the Insurance Company’s prospectus or plan document, as applicable, for information on those fees or charges.

Annual Fund Operating Expenses (expenses that are deducted from the Portfolio’s assets) (1)

Annual Fund Operating Expenses (1)

(expenses that are deducted from fund assets)

	Variable Series
	Strategic	Conservative
Management fee	0.10%	0.10%

Other expenses (2)	2.26%	2.08%

Total annual fund operating expenses (before reimbursement by Adviser)	2.36%	2.18%
Reimbursement/Recoupment (3)	(0.13)%	(0.20)%

Net annual fund operating expenses (after reimbursement/recoupment by Adviser) (3)	2.49%	2.38%

(1)	Each Portfolio invests principally in its own distinct group of Timothy Funds. As a result, each Portfolio indirectly will pay its proportionate share of the fees and expenses paid by the Timothy Funds, in addition to the fees and expenses paid directly by the Portfolio. Under the current expense reimbursement arrangements for the Timothy Funds, the total annual operating expenses of the Timothy Funds in which the Portfolios invest range from 1.35% to 1.60% for the Strategic Growth Portfolio, and from 0.25% to 1.60% for the Conservative Growth Portfolio. The annual operating expenses of each Portfolio as shown in the table above are as of each Portfolio’s fiscal year ended December 31, 2004.
(2)	The Trust and the Adviser have entered into an agreement with the participating Insurance Companies, pursuant to which the Insurance Companies maintain the records related to the Portfolios’ shares in the Separate Accounts, process all purchases and redemptions within the accounts, and provide other administrative and shareholder services for an annual administrative services fee of 0.25% of each Portfolio’s assets. Other expenses also include the imputed expenses of the underlying Timothy Plan Fund in which each Portfolio invests.
(3)	Timothy Partners, Ltd. is contractually obligated to waive its fees and/or reimburse each Asset Allocation Fund to the extent necessary to maintain certain overall expense caps. TPL has contractually agreed to waive fees and/or reimburse fund expenses for the Portfolios through April 30, 2008 to maintain total annual operating expenses, not including the expenses attributable to the underlying Funds, at 0.85%. The Fund has agreed to repay these expenses in the first, second and third fiscal years following the year ending December 31, 2006.

The figures in the above table include the expenses attributable to the specific Asset Allocation Fund and the underlying Funds in which it invests.

Example:

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Strategic	Conservative
One year	$252	$241
Three years	$776	$742
Five years	$1,326	$1,270
Ten years	$2,826	$2,716

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	April 29, 2005	9

PURCHASES & REDEMPTIONS OF SHARES

Purchases and redemptions of shares in any of the Portfolios may be made only by an Insurance Company for its separate accounts at the direction of Variable Contract owners or by a Qualified Plan on behalf of its participants. Please refer to the Prospectus of your Separate Account or Plan Document, as applicable, for information on how to direct investments in, or redemptions from, the Portfolios and any fees that may apply. Generally, the Insurance Company or Qualified Plan places orders for shares based on payments and withdrawal requests received from Separate Account owners or Plan Participants during the day and places an order to purchase or redeem the net number of shares by the following morning. Orders are usually executed at the net asset value per share determined at the end of the business day during which a payment or withdrawal request is received by the Insurance Company or Qualified Plan. There are no sales or redemption charges. However, certain sales or deferred sales charges and other charges may apply to your Separate Account or Plan Account. Those charges are disclosed in the Separate Account offering prospectus or plan document. The Trust reserves the right to suspend the offering of any of the Portfolio’s shares, or to reject any purchase order.

Purchase orders for shares of a Portfolio which are received by the Portfolios’ transfer agent in proper form prior to the close of trading hours on the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern time) on any day that the Portfolios calculate their net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of a Portfolio received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

Redemption proceeds normally will be wired to the Insurance Company or Qualified Plan on the next business day after receipt of the redemption instructions, but in no event later than 7 days following receipt of instructions. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason (other than weekends or holidays) or under emergency circumstances as determined by the Securities and Exchange Commission.

The Trust has adopted policies and procedures designed to prevent and protect frequent purchases and redemptions of Portfolio shares (“market timing”). Those policies apply to all the Timothy Funds in which each Portfolio invests. However, since purchases and redemptions of shares in the Portfolios may be made only by an insurance company or by a qualified plan on behalf of its participants, the Board of Trustees has exempted the Portfolios from those policies and procedures.

OTHER PURCHASE INFORMATION

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payments in cash, a Portfolio may pay the redemption price, in whole or in part by distribution in-kind of readily marketable securities, from that Portfolio, within certain limits prescribed by the Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in-kind, the redeeming shareholder will incur brokerage costs in converting the assets to cash.

For economy and convenience, share certificates will not be issued.

The public offering price for a Portfolio is based upon its net asset value per share. Net asset value per share of a Portfolio is calculated by adding the value of the Portfolio’s investments, cash and other assets, subtracting the Portfolio’s liabilities, and then dividing the result by the number of shares outstanding. The assets of each Portfolio are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. The net asset value of each Portfolio’s shares is computed on each day on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time.

Each Portfolio purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Money market securities with less than 60 days remaining to maturity when acquired by a Timothy Fund or a Portfolio will be valued on an amortized cost basis, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a Timothy Fund or a Portfolio acquires a money market security with more than 60 days remaining to its maturity, it will be valued at amortized cost when it reaches 60 days to maturity unless the Trustees determine that such a valuation will not fairly represent its fair market value.

10	PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	April 29, 2005

FAIR VALUE PRICING

The Board of Trustees has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Portfolio securities holdings under certain conditions. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Portfolio under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair value pricing.

The Portfolios typically do not invest in securities on foreign exchanges or illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Portfolio would hold securities that would need to be fair value priced. Examples of when it would be likely that a Portfolio security would require fair value pricing include but are not limited to: if the exchange on which a Portfolio security traded were to close early; if trading in a particular were to be halted on the exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Portfolio’s NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations, or in the event that the Fixed Income Fund were to invest in certain types of bonds that had limited marketability, such as “church bonds”.

When a security is fair value priced, it means that the Advisor or Sub-Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available or is otherwise limited. Accordingly, there is always the possibility that the Advisor’s or Sub-Advisor’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on haw the security was valued, than would otherwise be the case.

DIVIDENDS & DISTRIBUTIONS

Dividends paid by a Portfolio are derived from its net investment income. Net investment income will be distributed at least annually. A Portfolio’s net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Portfolio realizes capital gains when it receives such a distribution from a Timothy Fund or sells shares of a Timothy Fund for more than it paid for it. A Portfolio may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Under current tax law, dividends or capital gains distributions from a Portfolio are not currently taxable when left to accumulate within a Variable Contract. Depending on the Separate Account, withdrawals from the Account may be subject to ordinary income tax, and an additional penalty of 10% on withdrawals before age 59 1/2.

INVESTMENT ADVISER

Timothy Partners, Ltd. (“TPL” or the “Adviser”), 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized in December 1993. TPL is registered with the Securities and Exchange Commission as an investment adviser and a broker-dealer. TPL supervises the investment of the assets of each Portfolio in accordance with the objectives, policies and restrictions of the Portfolio. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. Timothy Partners retains the right to change the sources from which it acquires its information, at its discretion. Covenant Funds, Inc., a Florida corporation, is the managing partner of Timothy Partners. For its services as investment advisor to each Portfolio, TPL receives an annual fee of 0.10% of the average daily net assets of each Portfolio.

PORTFOLIO MANAGER

Arthur D. Ally is primarily responsible for the day-to-day management of the Portfolios. Mr. Ally is President and Chairman of the Trust, as well as President and 70% shareholder of Covenant Funds. Mr. Ally founded and has provided his services to the Timothy Plan continuously since 1994, drawing from twenty-six years’ experience in the investment industry as an employee of Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Mr. Ally is not compensated for his activities as the investment adviser for the Portfolios, nor does he provide daily investment management services for any other accounts of any type. Neither he nor any employee of the Funds or the underwriter may purchase securities held in any of the Timothy Plan funds.

A discussion of the considerations employed by the Board of Trustees in their approval of TPL as Advisor to the Trust, and each sub-advisor as manager of the Funds is available in the Funds’ annual report dated December 31, 2004, that provides financial information for the period January 01, 2004 through December 31, 2004.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	April 29, 2005	11

PRINCIPAL UNDERWRITER

TPL also acts as principal underwriter for the Trust. As underwriter, TPL facilitates the registration of each Portfolio’s shares under state securities laws and offers for sale its shares. TPL does not receive any compensation for serving as underwriter of the Trust.

The Board of Trustees of the Trust has approved Codes of Ethics for the Funds, the Portfolios, Investment Advisor, Sub-Advisors, and Principal Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds and/or Portfolios, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds and/or Portfolios. The Board is responsible for overseeing the implementation of the Codes. The Trust has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The Codes are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained after paying a duplication fee, by electronic request (publicinvest@sec.gov) or by writing the SEC’s Pblic Relations Section, Washington DC 20549-0102. The Board of Trustees also has approved anti-money laundering procedures which it believes are reasonably designed to detect and prevent attempts to utilize the Portfolios for illegal purposes. Day to day responsibility for the monitoring of such activities has been delegated to the Transfer Agent, subject to Board oversight and periodic independent audit.

12	PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	April 29, 2005

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. The financial highlights table is intended to help you understand each Portfolio’s financial performance for the periods ending on December 31 of each period indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with Separate Accounts, variable contracts or Qualified Plans that an investor in a Portfolio may pay. Inclusion of these charges would reduce the total return figures for the all periods shown. The information presented in these tables has been audited by Tait, Weller & Baker, LLP, whose report, along with the Portfolio’s financial statements, are included in the Trust’s annual report, dated December 31, 2004, which is available upon request.

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

	year ended 12/31/04	year ended 12/31/03	period ended 12/31/02 (C)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.34	$8.25	$10.00

Income from Investment Operations:
Net Investment Loss	(0.01)	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.85	2.11	(1.74)

Total from Investment Operations	0.84	2.09	(1.75)

Less Distributions:
Dividends from Net Investment Income	—	—	—
Dividends from Realized Gains	—	—	—

Total Distributions	—	—	—

Net Asset Value at End of Period	$11.18	$10.34	$8.25

Total Return (A)	8.12%	25.33%	(17.50)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$7,407	$4,162	$1,337
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.72%	0.85%	5.14	% (B)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.85%	0.85%	0.85	% (B)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.03%	(0.41)%	(4.52	)% (B)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.10)%	(0.41)%	(0.23	)% (B)
Portfolio Turnover	8.79%	4.94%	0.00%

(A)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(B)	Annualized.
(C)	For the period May 6, 2002 (commencement of operations) to December 31, 2002.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	April 29, 2005	13

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. The financial highlights table is intended to help you understand each Portfolio’s financial performance for the periods ending on December 31 of each period indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with Separate Accounts, variable contracts or Qualified Plans that an investor in a Portfolio may pay. Inclusion of these charges would reduce the total return figures for the all periods shown. The information presented in these tables has been audited by Tait, Weller & Baker, LLP, whose report, along with the Portfolio’s financial statements, are included in the Trust’s annual report, dated December 31, 2004, which is available upon request.

TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

	year ended 12/31/04	year ended 12/31/03	period ended 12/31/02 (C)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.55	$8.97	$10.00

Income from Investment Operations:
Net Investment Income	0.03	0.02	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.60	1.56	(1.07)

Total from Investment Operations	0.63	1.58	(1.00)

Less Distributions:
Dividends from Net Investment Income	—	—	(0.03)
Dividends from Realized Gains	—	—	—

Total Distributions	—	—	(0.03)

Net Asset Value at End of Period	$11.18	$10.55	$8.97

Total Return (A)	5.97%	17.61%	(10.00)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$6,396	$3,683	$1,505
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.65%	0.85%	3.09	% (B)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.85%	0.85%	0.85	% (B)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.74%	0.36%	(1.45	) (B)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.54%	0.36%	0.79	% (B)
Portfolio Turnover	2.26%	2.30%	6.48%

(A)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(B)	Annualized.
(C)	For the period May 1, 2002 (commencement of operations) to December 31, 2002.

14	PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	April 29, 2005

PRIVACY POLICY

The following is a description of the Portfolios’ policies regarding disclosure of nonpublic personal information that the Insurance Company provides to the Portfolios or that the Portfolios collect from other sources. Because you invest indirectly in Portfolios through Separate Accounts or Qualified Plans, the privacy policy of the Insurance Companies or Qualified Plans would govern how your nonpublic personal information would be shared with nonaffiliated third parties. Insurance Companies or Qualified Plans are currently the only shareholders of the Portfolios.

CATEGORIES OF INFORMATION THE PORTFOLIOS COLLECT:

The Portfolios may collect the following nonpublic personal information about shareholders:

•	Information the Portfolios receive from shareholders on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•	Information about shareholder transactions with the Portfolios or its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE PORTFOLIOS DISCLOSE:

The Portfolios do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Portfolios are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Trust’s custodian, administrator and transfer agent) to process shareholder transactions and otherwise provide services to shareholders.

CONFIDENTIALITY AND SECURITY.

The Portfolios restrict access to your nonpublic personal information to those persons who require such information to provide products or services to shareholders. The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard shareholders’ nonpublic personal information.

FOR MORE INFORMATION

Additional information about the Portfolios is available in the Statement of Additional Information (SAI) dated April 29, 2005, a copy of which has been filed with the SEC and is incorporated by reference into this prospectus. Additional information about the Portfolios’ investments will be available in their annual and semi-annual reports to shareholders. In each Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. To request a free copy of the SAI or annual or semi-annual report, or for other information or inquiries, please contact the Timothy Plan at:

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail: Invest@timothyplan.com

(800) 846-7526

A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Portfolios (including the SAI) also can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Portfolios is also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Investment Company Act No. 811-08228

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	April 29, 2005	15

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail invest@timothyplan.com

Tel (800) 846-7526

SAI

Statement of Additional Information

April 29, 2005

Timothy Plan
Portfolio Variable Series:

Strategic Growth
Conservative Growth

Statement of

Additional Information

The Timothy Plan

This Statement of Additional Information describes the following Portfolios of The Timothy Plan (the “Trust”):

Timothy Plan Strategic Growth Portfolio Variable Series

Timothy Plan Conservative Growth Portfolio Variable Series

April 29, 2005

Timothy Partners, Ltd.

1304 West Fairbanks Avenue

Winter Park, Florida 32789

(800) 846-7526

This Statement of Additional Information is in addition to and supplements the current prospectus of The Timothy Plan, dated April 29, 2005, relating to the Timothy Plan Conservative Growth Portfolio Variable Series and the Timothy Plan Strategic Growth Portfolio Variable Series only. Copies of the prospectus may be obtained from the Trust without charge by writing the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida 32789, or by calling the Trust at (800) 846-7526. Retain this Statement of Additional Information for future reference.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	3	April 29, 2005

THE TIMOTHY PLAN

The Timothy Plan (“Trust”) was organized as a Delaware business trust on December 16, 1993. The Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and is authorized to create an unlimited number of series of shares and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.

The Trust currently offers several portfolios of shares, two of which are: the Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”), each a “Portfolio” and, collectively the “Portfolios.” This Statement of Additional Information applies to the Portfolios only. Each Portfolio offers a single class of shares without any sales charges or ongoing sales or distribution fees. The Portfolios are offered only to separate accounts (the “Separate Accounts”) established by various insurance companies (collectively, the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of these Insurance Companies or under Qualified Plans. The general public may not directly purchase shares of the Portfolios. The Trust has also filed an SAI, dated April 29, 2005, relating to its other Fund offerings and providing information about the Timothy Funds in which the Portfolios invest. That SAI is incorporated herein by reference for all purposes.

The Portfolios’ shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of each Portfolio as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by federal or state law or in connection with an undertaking given by a Portfolio.

INVESTMENT POLICIES

Each Portfolio seeks to achieve its objective by making investments selected in accordance with that Portfolio’s investment restrictions and policies. Each Portfolio invests primarily in Class A Shares of other portfolios of the Trust as described in the Portfolios’ Prospectus (the “Timothy Funds”), without sales charges. Each Portfolio will vary its investment strategy as described in the prospectus to achieve its objectives. This Statement of Additional Information contains further information concerning the techniques and operations of the Portfolios, the securities in which they or the underlying Timothy Funds may invest, and the policies they will follow.

Each Portfolio has its own investment objective and policies, and each invests in its own portfolio of securities. Each Portfolio seeks to achieve its stated objective by investing primarily in the Timothy Funds. The Timothy Funds invest in securities issued by companies which, in the opinion of the Adviser, Timothy Partners, Ltd., conduct business in accordance with the stated philosophy and principles of the Timothy Funds. The following information supplements the information provided in the prospectus. The Portfolios may each invest in the following securities directly, or indirectly by investing in the Timothy Funds.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation’s preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer’s Board of Directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Portfolios or the Timothy Funds invest.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	4	April 29, 2005

an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio or Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Timothy Fund upon conversion of a convertible security will generally be held for so long as the adviser anticipates such stock will provide the Timothy Fund with opportunities which are consistent with its investment objectives and policies.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	5	April 29, 2005

WARRANTS A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer’s capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS (“ADRs”) ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Timothy Funds may purchase ADRs whether they are “sponsored” or “unsponsored.” “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository. “Unsponsored” ADRs are issued without participation of the issuer of the deposited security. The Portfolios or Funds do not consider any ADRs purchased to be foreign. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because each Timothy Fund will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the “Code”).

PORTFOLIO TURNOVER The Timothy Funds do not normally purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss. A sub-advisor will, however, sell any portfolio security (without regard to the time it has been held) when the investment manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The Portfolios invest the majority of their assets in certain of the Timothy Funds, and are required to maintain certain investment ratios, which are adjusted at least quarterly. As a result, portfolio turnover for the Portfolios could be substantial and could cause the Timothy Funds to also experience additional turnover problems. The portfolio turnover rate for the Portfolios is set forth in the table below:

Fund	2002	2003	2004
Strategic Growth Portfolio Variable Series	0.00%	4.94%	8.12%
Conservative Growth Portfolio Variable Series	6.48%	2.30%	2.26%

High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by the Timothy Funds, or adverse tax effects. (See “Dividends and Distributions” in the applicable prospectus.)

DISCLOSURE OF PORTFOLIO HOLDINGS. The following discussion sets forth the Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings.

Fund Service Providers - Fund Accounting Agent, Independent Auditor, Compliance Consulting Firm and Custodian- The Trust has entered into arrangements with certain third party service providers for services that require these groups to have access to each Fund’s portfolio on a real time basis. For example, the Trust’s fund accounting agent is responsible for maintaining the accounting records of each Fund, which includes maintaining a current portfolio on behalf of each Fund. The Trust also undergoes an annual audit which requires the Trust’s independent auditor to review each Fund’s portfolio. In addition to the fund accounting agent, the Trust’s custodian also maintains an up-to-date list of each Fund’s holdings. The Trust’s Compliance Consulting Service must also have access to each Fund’s portfolio in order to verify compliance with the Federal Securities laws. Each of these parties is contractually and/or ethically prohibited from sharing any Fund’s portfolio with any third party unless specifically authorized by the Trust’s President, Secretary or Treasurer.

The Board of Trustees monitors the services provided by each of the listed service providers to ensure each is complying the contractual terms or expectation of the arrangement. If the Board of Trustees is unsatisfied with any of these service providers the Board may terminate them accordingly. Each of the entities discussed above has adopted a code of ethics which requires that any person associated with such entity (1) maintains the confidentiality of all Trust information obtained by such person, and (2) does not use such person’s knowledge of Trust activities for their own personal benefit. The Trust relies on the compliance departments of each entity to enforce its code.

Rating and Ranking Organizations - The Trust may from time to time provide its entire portfolio holdings of each Fund to various rating and ranking organizations, such as Morningstar, Inc., Lipper, Inc., Standard & Poor’s Ratings Group, Bloomberg L.P., and Thomson Financial Research. The Trust has obtained assurances form all such parties that any information provided to them will be held in confidence and that such information shall not be used for the personal benefit of the recipient.

The Trust’s management has determined that these groups provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. You should be aware that the Trust does not pay them or receive any compensation from them for providing this information.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	6	April 29, 2005

Disclosure to Other Parties - The Trust has adopted a policy of posting the portfolio holdings of each Fund on its web site not later than seven (7) calendar days after the end of each fiscal quarter. The Trust is also required under law to file a listing of the portfolio holdings of each Fund with the Securities and Exchange Commission on a quarterly basis. The Trust prohibits the disclosure of portfolio information to any third party other than those described above until and unless such information has been filed with the Commission or posted to the the Trust’s web site, as discussed above. The Trust further prohibits any person affiliated with the Trust from entering into any ongoing arrangement with any person other than described above to receive portfolio holdings information relating to a Fund.

Review - The Board of Trustees reviews these policies not less than annually and receives periodic attestations from affiliated persons that these policies are being adhered to. The Trust’s President, Secretary and Treasurer are authorized, subject to Board review, to make exceptions to the above-described policies.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	7	April 29, 2005

INVESTMENT RESTRICTIONS

In addition to those set forth in the Portfolios’ current prospectus, the Portfolios have adopted the investment restrictions set forth below, which are fundamental policies of each Portfolio, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Portfolio. As provided in the Investment Company Act of 1940, as amended (the “1940 Act”), a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Portfolio will not:

(1)	issue senior securities;

(2)	engage in the underwriting of securities except insofar as a Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security;

(3)	purchase or sell real estate or interests therein, although the Portfolio may each purchase Timothy Plan mutual funds that invest in the securities of issuers which engage in real estate operations;

(4)	invest for the purpose of exercising control or management of another company;

(5)	purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolios may each purchase Timothy Plan mutual funds that invest in the securities of companies which invest in or sponsor such programs;

(6)	invest more than 25% of the value of a Portfolio’s total assets in one particular industry, except for temporary defensive purposes;

(7)	make purchases of securities on “margin”, or make short sales of securities, provided that each Portfolio may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

(8)	purchase or sell commodities or commodity futures contracts, other than those related to stock indexes;

(9)	make loans of money or securities, except (i) by purchase of fixed income securities in which a Portfolio may invest consistent with its investment objectives and policies; or (ii) by investment in repurchase agreements.

(10)	invest in securities of any company if any officer or trustee of the Trust or the Adviser owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company;

(11)	borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Portfolio’s total assets at the time when the borrowing is made. This limitation does not preclude a Portfolio from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized;

(12)	pledge, mortgage hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions; or

(13)	purchase the securities of any issuer, if, as a result, more than 10% of the value of a Portfolio’s net assets would be invested in securities that are subject to legal or contractual restrictions on resale (“restricted securities”), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Portfolio’s net assets.

So long as percentage restrictions are observed by a Portfolio at the time it purchases a security, changes in values of particular Portfolio’s assets or the assets of the Portfolio as a whole will not cause a violation of any of the foregoing restrictions.

INVESTMENT ADVISER

The Trust has entered into advisory agreements with Timothy Partners, Ltd. (“TPL” or the “Adviser”), for the provision of investment advisory services on behalf of the Trust to each Fund, subject to the supervision and direction of the Trust’s Board of Trustees. The continuance of the Advisory Agreement with Timothy Partners, Ltd. was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 25, 2005. The Trust’s Board of Trustees considered the factors described below prior to approving the Agreement.

The Trustees, including the Independent Trustees, noted the Adviser’s experience incorporating and implementing the unique, Biblically-based management style that is a stated objective as set forth in the Funds’ prospectus. Also considered was TPL’s agreement to waive fees and/or reimburse fund expenses for certain Timothy Funds.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	8	April 29, 2005

To further assist the Board in making its determination as to whether the investment advisory agreement should be renewed, the Board requested and received the following information: a description of the Adviser’s business and any personnel changes, a description of the compensation received by the Adviser from the Funds, information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. In addition, the Board requested and received audited financial statements of the Adviser for its fiscal year ended December 31, 2004. The Board also received a report from the Adviser relating to the fees charged by the Adviser, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting.

The Board considered the fees charged by the Adviser in light of the services provided to the Funds by the Adviser, the unique nature of the Funds and their moral screening requirements, which are maintained by the Adviser, and the Adviser’s role as a “manager of managers”. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by the Adviser were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of the Adviser’s services to the Fund. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed the Adviser’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow.

The Board noted that the Adviser currently is paid a flat rate on all Fund assets, and as the Funds grow, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that the Adviser had been subsidizing the Funds’ operations since their inception at significant expense to the Adviser, and that any future restructuring of the Advisory agreement fee rates would be undertaken recognizing the need to insure that the Adviser’s contributions to the funds were balanced with the interests of the Funds then current shareholders. The Board next considered the investment performance of each Fund and the Adviser’s performance is monitoring the investment managers. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The board also noted with approval that the Adviser’s business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds.

After careful discussion and consideration, the Trustees’ determined that the renewal of the Agreement for another one-year period would be in the best interests of the Fund’s shareholders.

The investment advisory agreement and each sub-advisory agreement may be renewed after its initial two-year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Portfolio, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement and each sub-advisory agreement will terminate automatically in the event of its assignment.

Pursuant to the investment advisory agreement with TPL, the Trust shall conduct its own business and affairs and shall bear the expenses and salaries necessary and incidental thereto, including, but not in limitation of the foregoing, the costs incurred in: the maintenance of its corporate existence; the maintenance of its own books, records and procedures; dealing with its own shareholders; the payment of dividends; transfer of stock, including issuance, redemption and repurchase of shares; preparation of share certificates; reports and notices to shareholders; calling and holding of shareholders’ meetings; miscellaneous office expenses; brokerage commissions; custodian fees; legal and accounting fees; and taxes.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	9	April 29, 2005

For its services, TPL is paid an annual fee equal to 0.10% of the average daily net assets of each Portfolio. The table below sets forth the investment advisory fees payable to TPL for the last three years for each of the Portfolios.

Fund	2002			2003	2004
Strategic Growth Portfolio Variable IA Fees Payable to TPL Amount Reimbursed/Recouped by TPL	$ ($	460 19,820	(1) )	$2,342 0	$ $	5,529 6,937
Conservative Growth Portfolio Variable IA Fees Payable to TPL Amount Reimbursed/Recouped by TPL	$ ($	768 17,132	(2) )	$2,391 0	$ $	4,791 9,862

(1)	For the period May 1, 2002 (commencement of operations) to 12/31/2002.

(2)	For the period May 6, 2002 (commencement of operations) to 12/31/2002.

PROXY VOTING PROCEDURES

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Fund. Records of the Fund proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The procedures are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov) or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at P.O. Box C1100, Southeastern, PA 19398-1100, or calling toll free at 1-800-662-0201. A summary of the Trust’s Proxy Voting Procedures is also attached to this SAI as Appendix 1.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	10	April 29, 2005

PRINCIPAL UNDERWRITER

Timothy Partners, Ltd., 1304 West Fairbanks Avenue, Winter Park, Florida 32789, acts as the principal underwriter (the “Underwriter”) of the Funds’ shares for the purpose of facilitating the notice filing of shares of the Funds under state securities laws and to assist in sales of shares pursuant to a written underwriting agreement (the “Underwriting Agreement”) approved by the Funds’ Trustees. TPL is not compensated for serving as principal underwriter to the Funds.

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Portfolios’ investments. The custodian acts as the Portfolios’ depository, safe-keeps their portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Portfolios’ request and maintains records in connection with its duties. For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per Portfolio or (annualized) 1.20 basis points (.000120) for the first $75 million in assets, 1.0 basis point (.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all assets over $175 million per Portfolio.

ACCOUNTANTS

The firm of Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, has been selected as independent public accountants for the Funds for the fiscal year ending December 31, 2004. Tait, Weller & Baker performs an annual audit of the Funds’ financial statements and provides financial, tax and accounting consulting services as requested. Tait, Weller & Baker received $75,000 in 2002, $95,000 in 2003, and $103,500 in 2004 for the services provided to the Trust.

ADMINISTRATOR

Citco Mutual Fund Services, Inc., 83 General Warren Blvd., Suite 200, Malvern, PA 19355, (Citco), formerly known as Citco-Quaker Fund Services, Inc, whose offices were formerly located at 1288 Valley Forge Road, Suite 87, Valley Forge, PA 19482, provides transfer agent, portfolio accounting and certain administrative services to the Trust pursuant to an Administrative Services Agreement dated May 01, 2003.

Under the Administrative Services Agreement, Citco: (1) coordinates with the custodian and performs transfer agent services to the Funds; (2) coordinates with, and monitors, any third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law; (6) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Funds’ expenses and instructs the custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Funds as may be necessary in the opinion of Citco to perform its duties under the agreement. Pursuant to the Agreement, for all series except the Patriot Fund, Citco received a fee of $350,000 during the first twelve months of the agreement. Subsequent to the first twelve months, Citco shall receive the greater of $350,000, or 0.35% on the first $100 million in assets under management, 0.25% of the next $100 million in assets, 0.15% of the next $200 million in assets, and 0.10% for all over $400 million in assets. Such fees are inclusive of up to 800 transactions per month; additional transactions are $5.00 each.

Effective January 02, 2004, the Trust and Citco amended the agreement to include a provision for the services necessary for the Class C shares at a rate of $5000 per month per series. Subsequent to April 30, 2004, the fees associated with the Class C shares were incorporated into the agreement set forth in the preceding paragraph above.

From the period May 01, 2003 through December 31, 2003, the Trust paid Citco $233,333, and paid Citco $583,099 in 2004.

Prior to May 1, 2003, Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204, provided Transfer Agent, Fund Accounting and certain Administrative services to the Trust pursuant to an Administrative Services Agreement dated July 1, 1999. Through April 30, 2003 the Trust paid Unified for administrative fees.

The applicable insurance company provides certain additional administrative services with respect to shares of the Portfolios purchased to fund variable annuity contracts and held in the insurance company’s separate accounts. These administrative services are provided pursuant to a Participation Agreement becomes effective and is renewed as of May 1, each year among, the insurance company, the Trust and TPL.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	11	April 29, 2005

Under the Participation Agreement, the insurance company maintains the records related to each Portfolio’s shares held in the company’s separate accounts, processes all purchases and redemptions of Portfolio shares within the accounts, and provides other administrative and shareholder services. For its services, the insurance company receives an annual fee from each Portfolio equal to 0.25% of the average daily net assets of the Portfolio held in the AILIC separate accounts. In the future the Portfolios may enter into Participation Agreements with other Insurance Companies, which will be independent of existing Agreements.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	12	April 29, 2005

ALLOCATION OF PORTFOLIO BROKERAGE

The Adviser and each sub-advisor to the Timothy Funds, when effecting the purchases and sales of securities on behalf of the Portfolios or the Funds as applicable, securities for the account of the Portfolio or the Fund as applicable, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Adviser and each sub-advisor to the Timothy Funds may use research and services provided to it by brokers and dealers in servicing all its clients, however, not all such services will be used by the Adviser in connection with the Portfolios or the Funds, as applicable. The Advisor and each sub-advisor are prohibited from considering brokerage allocation to dealers in consideration of a dealers’ distribution efforts of Portfolio or Fund shares. The Trust has adopted policies and procedures to detect and prohibit brokerage allocation based on broker/dealer fund share sales.

The Adviser is responsible for making the Portfolio’s investment decisions subject to instructions described in the prospectus. TPL, through the investment managers providing services for the underlying Funds, is responsible for making the Funds’ portfolio decisions subject to instructions described in the applicable prospectus. TPL has entered into a soft dollar arrangement with UBS Financial Services pursuant to which Prime Consultants, a wholly-owned subsidiary of UBS prepares and provides certain quarterly research reports to TPL and the Board of Trustees, and provides manager research reports as needed. In exchange, TPL has directed the Funds’ investment sub-advisers to transact a portion of their purchases and sales of securities through UBS Financial Services for so long as and only so long as the service provided and the transactions affected are at commission rates that are competitive with the services and rates charged by other broker/dealers performing the same or similar transactions. The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage. In exchange for the research, during the most recent fiscal year the sub-advisers executed 170 transactions with UBS for a total amount of brokerage of $68,291.25.

Securities held by one Portfolio may also be held by another Portfolio or other accounts for which the Adviser serves as an adviser. If purchases or sales of securities for a Portfolio or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of one or more Portfolios or other accounts, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for the other Portfolio or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

The Board of Trustees periodically reviews the brokerage placement practices of the Adviser and reviews the prices and commissions, if any, paid by the Portfolios to determine if they were reasonable.

The Adviser also may consider sales of the variable annuity contracts by a broker-dealer as a factor in the selection of broker-dealers to execute transactions for the Portfolios. In addition, the Adviser may place portfolio trades for both Portfolios, or the Funds as applicable, with affiliated brokers. As stated above, any such placement of trades will be subject to the ability of the affiliated broker-dealer to provide best execution, the Trust’s procedures governing such affiliated trades and the Conduct Rules of the National Association of Securities Dealers, Inc.

The Portfolios purchase only shares of the Timothy Funds at NAV, therefore no brokerage commissions are paid by the Portfolios.

CODE OF ETHICS

The Trust, the Adviser, and the principal underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, however, the Adviser’s, Trust’s and underwriter’s employees are prohibited from purchasing securities that are held by the Funds. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	13	April 29, 2005

PURCHASE OF SHARES

The Portfolios currently offer their shares only to Separate Accounts established by various Insurance Companies and to certain Qualified Plans. The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of these Insurance Companies or under Qualified Plans. The general public may not directly purchase shares of the Portfolios. The Trust has received an order from the Securities and Exchange Commission exempting the Portfolios from certain provisions of the Investment Company Act, which permits the Portfolios to offer their shares to multiple Investment Companies and Qualified Plans. The Separate Accounts and Qualified Plans will invest in the Portfolios in accordance with the instructions received from Separate Account owners or Plan participants, as applicable. Shares of the Portfolios are sold at net asset value as described in the prospectus.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	14	April 29, 2005

REDEMPTIONS

The redemption price will be based upon the net asset value per share of a Portfolio next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that each Portfolio reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the Securities and Exchange Commission as a result of which disposal of securities owned by a Portfolio is not reasonably predictable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or (iii) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Portfolios.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in- kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any Portfolio securities paid or distributed in-kind would be valued as described under “Purchases and Redemption of Shares” in the prospectus. In the event that an in- kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Portfolio.

In-kind payments need not constitute a cross-section of a Portfolio’s portfolio. Where a shareholder has requested redemption of all or a part of the shareholder’s investment, and where a Portfolio completes such redemption in- kind, that Portfolio will not recognize a gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize a gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Portfolio shares redeemed.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	15	April 29, 2005

OFFICERS AND TRUSTEES OF THE TRUST

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed below.

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally*	Chairman and President	Indefinite; Trustee and President since 1994	11
1304 W Fairbanks Avenue Winter Park, FL			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright**	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	11
1410 Hyde Park Drive Winter Park, FL			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver**	Trustee	Indefinite; Trustee since 2000	11
210 East Palmetto Avenue Longwood, FL 32750			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland	Trustee	Trustee from 2005, new as of 2/25/2005	11
631 Palm Springs Drive Altamonte Springs, FL 32701			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Born: 1947	Principal of Richard W. Copeland, Attoney at Law for 31 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 29 years.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.

**	Messrs. Boatwright and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	16	April 29, 2005

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson	Trustee	Trustee from 2005, new as of 2/25/2005	11
903 S. Stewart Street Fremont, MI 48412			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kathryn Tindal Martinez	Trustee	Trustee from 2005, new as of 2/25/2005	11
4398 New Broad Street Orlando, FL 32814			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Born: 1949	Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens' Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University State University and MAT from Rollins College, FL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder	Trustee	Trustee from 2005, new as of 2/25/2005	11
2925 Professional Place Colorado Springs, CO 80904			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Born: 1950	President Christian Community Foundation and National Foundation since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson	Trustee	Indefinite; Trustee since 2000	11
1145 Cross Creek Circle Altamonte Springs, FL			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Born: 1934	Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.		None

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	17	April 29, 2005

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington	Trustee	Indefinite; Trustee since 1994	11
442 Raymond Avenue Longwood, FL			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee
Born: 1930	Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997. President, Designer Services Group 1980-1988.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D.	Trustee	Indefinite; New as of 1/1/04	11
P O Box 50434 Indianapolis, IN 46250			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Born: 1960	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross	Trustee	Indefinite; New as of 1/1/04	11
11210 West Road Roswell, Ga 30075			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Born: 1951	Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dr. David J. Tolliver	Trustee	Trustee from 2005, new as of 2/25/2005	11
4000 E. Maplewood Drive Excelsior Springs, MO 64024			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Born: 1951	Senior Pastor Pisgah Baptist Church, Excelsior Springs, MO since 1999. Previously pastored three churches in St. Louis, MO area (1986-1999). Currently serves on Board of Trustees Midwestern Baptist Theological Seminary. Past President Missouri Baptist Convention (2003-2004)		None

The officers conduct and supervise the daily business operations of the Funds, while the Trustees, in addition to functions set forth under “Investment Adviser,” “Investment Manager,” and “Underwriter,” review such actions and decide on general policy. Compensation to officers and Trustees of the Funds who are affiliated with TPL is paid by TPL, and not by the Fund. For the fiscal year ended December 31, 2004, the Timothy Plan Funds did not pay compensation to any of its Trustees.

The Trust has an Audit Committee composed of the following independent Trustees: Messrs. Pennington, Nelson, Preissler, and Ross. Pursuant to Section 407 of the Sarbanes-Oxley Act of 2002, Mr. Nelson serves on the audit committee in the capacity of an audit committee financial expert as that term is defined in the Act. The Audit Committee met one time during the fiscal year ended December 31, 2004. The function of the Audit Committee is to oversee the Trust’s accounting and financial reporting policies, practices and internal controls.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	18	April 29, 2005

The following table sets forth information about the Trustees and the dollar range of shares of the Timothy Plan Family of Funds owned by each Trustee:

Name of Person	Dollar Range of Equity Securities each Fund	Funds overseen by Director in the Timothy Plan Family of Funds
Interested Trustees
Arthur D. Ally	None	$1	–	$10,000
Joseph E. Boatwright	None		Over	$100,000
Mathew D. Staver	None	$50,000	–	$100,000
Independent Trustees
Richard W. Copeland	None			None
Bill Johnson	None			None
Kathryn Tindal Martinez	None			None
John C. Mulder	None			None
Dr. David J. Tolliver	None			None
Charles E. Nelson	None			None
Wesley W. Pennington	None	$10,001	–	$50,000
Scott Preissler, Ph.D.	None			None
Alan M. Ross	None			None

Trustees, for their services to the Fund, may purchase class A shares at Net Asset Value; commissions normally charged on A share purchases are waived.

No compensation was paid by the Trust to any Trustee during the past calendar year, as set forth in the table below.

Name of Person, Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
Interested Trustees
Arthur D. Ally, Chairman	0	0	0	0
Joseph E. Boatwright, Secretary	0	0	0	0
Mathew D. Staver, Trustee	0	0	0	0
Independent Trustees
Richard W. Copeland	0	0	0	0
Bill Johnson	0	0	0	0
Kathryn Tindal Martinez	0	0	0	0
John C. Mulder	0	0	0	0
Dr. David J. Tolliver	0	0	0	0
Charles E. Nelson, Trustee	0	0	0	0
Wesley W. Pennington, Trustee	0	0	0	0
Scott Preissler, Ph.D.	0	0	0	0
Alan M. Ross	0	0	0	0

TAXATION

The Portfolios intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

In order to so qualify, a Portfolio must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades and businesses.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	19	April 29, 2005

To the extent each Portfolio qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

In addition to the diversification requirements applicable to all registered investment companies (“RICs”), Section 817(h) of the Internal Revenue Code imposes certain diversification requirements on the assets underlying variable annuity and variable life contracts including, as described herein, when those assets are shares in a RIC. The Portfolios intend to comply with these diversification regulations. By meeting these and other requirements, participating Insurance Companies, rather than the holders of variable annuity contracts and variable life policies, should be subject to tax on distributions received with respect to shares of the Portfolios. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies. Participating Insurance Companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

An excise tax at the rate of 4% will be imposed on the excess, if any, of a Portfolio’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Portfolio’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on December 31 plus undistributed amounts from prior years. Each Portfolio intends to make distributions sufficient to avoid imposition of the excise tax.

The following discussion is only relevant to the extent that the applicable Portfolio’s shares are held by an entity that is not exempt from federal income taxes or is subject to the tax on unrelated business taxable income:

Distributions declared by a Portfolio during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received. Shareholders will be subject to federal income taxes on distributions made by a Portfolio whether received in cash or additional shares of the Portfolio. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long- term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of a Portfolio. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by a Portfolio may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

A Portfolio will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

VOTING RIGHTS.

Each Insurance Company is the legal owner of shares attributable to variable life insurance and variable annuity contracts issued by its separate accounts, and has the right to vote those shares. Pursuant to the current view of the SEC staff, each Insurance Company will vote the shares held in each separate account registered with the SEC in accordance with instructions received from owners of variable life insurance and variable annuity contracts issued by that separate account. To the extent voting privileges are granted by the issuing Insurance Company to unregistered separate accounts, shares for which no timely instructions are received will be voted for, voted against, or withheld from voting on any proposition in the same proportion as the shares held in that separate account for all contracts for which voting instructions are received. All Portfolio shares held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of each Insurance Company will be voted by that Insurance Company in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions are received. Shares held by Qualified Plans will vote directly and will not be voted in the same proportion as shares held by the Insurance Companies in their separate accounts registered as unit investment trusts.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	20	April 29, 2005

RESOLVING MATERIAL CONFLICTS.

Currently, shares in the Portfolios are available only to separate accounts established by Annuity Investors Life Insurance Company. In the future, shares may be offered to other Insurance Companies independent from AILIC and certain eligible qualified retirement plans (“Qualified Plans”), and as an investment vehicle for variable life insurance or variable annuity products sponsored by other Insurance Companies.

A potential for certain conflicts of interest exists between the interests of variable life insurance contract owners and variable annuity contract owners. Pursuant to conditions imposed in connection with related regulatory relief granted by the SEC, the Board of Trustees has an obligation to monitor events to identify conflicts that may arise from the sale of shares to both variable life insurance and variable annuity separate accounts or to separate accounts of Insurance Companies of unaffiliated Insurance Companies. Such events might include changes in state insurance law or federal income tax law, changes in investment management of any Timothy Plan Fund in which the Portfolios invest or differences between voting instructions given by variable life insurance and variable annuity contract owners. Through its Participation Agreement with the Trust, each Insurance Company investing in the Portfolios is responsible for monitoring and reporting any such conflicts to the Trust and for proposing and executing any necessary remedial action. The Board of Trustees has an obligation to determine whether such proposed action adequately remedies any such conflicts.

PERFORMANCE

Performance information for the shares of the Portfolio will vary due to the effect of expense ratios on the performance calculations. TOTAL RETURNS AND YIELDS QUOTED FOR THE PORTFOLIOS INCLUDE THE PORTFOLIOS’ EXPENSES, BUT DO NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT OR QUALIFIED PLAN.

BECAUSE SHARES OF THE PORTFOLIO MAY BE PURCHASED ONLY THROUGH THE INSURANCE COMPANIES OR QUALIFIED PLANS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF YOUR INSURANCE CONTRACT OR PLAN DOCUMENT FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of the Portfolio’s performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the Portfolio’ performance to that of other mutual funds.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from the Portfolio investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Portfolio may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Portfolio over a 12-month period divided by the current maximum offering price.

The Securities and Exchange Commission (“Commission”) rules require the use of standardized performance quotations or, alternatively, that every non- standardized performance quotation furnished by a Portfolio be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Portfolio are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Portfolio to compute or express performance follows.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

P(1+T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return.
	N	=	number of years.
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	21	April 29, 2005

	Average Annual Returns (as of 12/31/2002)
	1-Year	3-Year	5-Year	10-Year	Since Inception	Inception Date
Timothy Plan Strategic Growth Portfolio
Return without sales load	3.88%	N/A	N/A	N/A	3.73%	May 1, 02
Timothy Plan Conservative Growth Portfolio
Return without sales load	5.28%	N/A	N/A	N/A	3.65%	May 1, 02

COMPARISONS AND ADVERTISEMENTS

To help investors better evaluate how an investment in a Portfolio might satisfy their investment objective, advertisements regarding the Portfolio may discuss total return for the Portfolio as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

Lipper Mutual Fund Performance Analysis;

Lipper Mutual Fund Indices;

CDA Weisenberger; and

Morningstar

From time to time, the Portfolios may also include in sales literature and advertising (including press releases) TPL comments on current news items, organizations which violate the Portfolios’ philosophy (and are screened out as unacceptable Portfolio holdings), channels of distribution and organizations which endorse the Portfolios as consistent with their philosophy of investment.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering (“AML”) compliance program as required by the USA Patriot Act of 2001. To ensure compliance with this law, the Trust’s AML program provides for the development of internal practices, procedures and controls, designation of AML compliance officers, ongoing training and education regarding AML procedures and an independent audit function to determine the effectiveness of the AML program.

Procedures under the AML program include, but are not limited to, determining that the Trust’s principal underwriter and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified as required under the provisions of the USA Patriot Act. As required by the USA Patriot Act, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of such an account to a government agency.

CONTROL PERSONS

Although the shares were formerly offered to Separate Accounts, because the shares are being offered to the OneAmerica Separate Account for the first time by this prospectus and there are currently no existing shareholders, there are no control persons to be reported in this SAI

FINANCIAL STATEMENTS

Each Portfolio’s financial statements, including the notes thereto, for the period from its commencement of operations to the fiscal year ended December 31, 2004, which have been audited by Tait, Weller & Baker, independent accountants, are hereby incorporated by reference from the Trust’s 2004 Annual Report to Shareholders.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	22	April 29, 2005

APENDIX 1

PROXY VOTING POLICY

PREFACE

Timothy Partners, Ltd. (“Advisor”) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940, as amended (“Advisers Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of the Timothy Plan Funds (the “Funds”). As the investment adviser to the Funds, Advisor is responsible for voting all proxies related to securities held in the Funds’ investment portfolios. Because the Fund sub-advisors, under the close scrutiny of the Advisor, perform economic and management analyses of the companies in which the Funds are invested, Advisor looks to the Fund sub-advisors to vote proxies, and each sub-advisors’ proxy policies and procedures are incorporated herein by specific reference.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, has designed this proxy voting policy (the “Policy”) to reflect its commitment to vote all proxies, when called upon to vote by a sub-advisor who perceives a potential conflict or for any other reason, in a manner consistent with the best interests of the Funds’ shareholders. Sub-advisors, and Advisor, consistent with their duty of care, will monitor corporate actions for those issuers whose securities are called upon to vote. Consistent with its duty of loyalty, Advisor will, in all cases, vote, or cause sub-advisors to vote, to promote the Funds’ shareholders’ best interests. In determining how to vote proxies, Advisor and sub-advisors shall initially review each Proxy subject to perform an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Further, Advisor and sub-advisors will not subordinate the economic interest of the Funds’ shareholders to their own interests or to that of any other entity or interested party.

KEY PROXY VOTING ISSUES

All votes shall initially be reviewed subject to an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus. Subsequent to the moral analysis, all votes shall be on a company-by-company basis, and each issue shall be considered in the context of the company under review, and the various economic impacts such issues may have on the Funds’ stated investment objectives. Advisor will give great weight to the views of management if and only if the issues involved will not have a negative impact on Funds’ shareholder values. In all other cases, Advisor will engage in an independent analysis of the impact that the proposed action will have on shareholder values.

1.	Board of Directors

Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. Advisor believes that company directors should act in the long-term interests of the company’s shareholders and the company as a whole. Generally, subsequent to the moral considerations addressed above, when called upon by a sub-advisor to vote, Advisor will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company’s shareholders. Advisor will consider the following factors in deciding how to vote proxies relating to director elections:

•	In re-electing incumbent directors, the long-term performance of the company relative to its peers – Advisor will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company’s performance.

•	Whether the slate of director nominees promotes a majority of independent directors on the full board – Advisor believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

•	A director nominee’s attendance at less than 75% of required meetings – frequent non-attendance at board meetings will be grounds for voting against re-election.

•	Existence of any prior SEC violations and/or other criminal offenses – Advisor will not vote in favor of a director nominee who, to Advisor’s actual knowledge, is the subject of SEC or other criminal enforcement actions.

Advisor believes that it is in the shareholders’ best interests to have bright and experienced directors serving on a company’s board. To this end, Advisor believes that companies should be allowed to establish director compensation packages that attract and retain desirable directors. Advisor will consider whether proposals relating to director

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	23	April 29, 2005

compensation are reasonable in relation to the company’s performance and resources. Advisor will vote in favor of proposals that seek to impose reasonable limits on director compensation.

In all other issues that may arise relating to the Board of Directors, Advisor will vote against all proposals that benefit directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an issue-by-issue basis.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	24	April 29, 2005

2.	Corporate Governance

Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon by a sub-advisor to vote:

i. Corporate Defenses. Although Advisor will review each proposal on a case-by-case basis, Advisor will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Advisor will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

ii. Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Advisor will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

iii. Capital Structure. Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, Advisor will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. Advisor will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

iv. Executive Compensation. Advisor believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. Advisor also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, Advisor will vote in favor of proposals that provide challenging performance objectives to company executives, and which serve to motivate executives to better performance. Advisor will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

Advisor will vote against shareholder proposals that summarily restrict executive compensation without regard to the company’s performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

v. Independent Auditors. The engagement, retention and termination of a company’s independent auditors must be approved by the company’s audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the company, except for directors’ fees. In reliance on the audit committee’s recommendation, Advisor generally will vote to ratify the employment or retention of a company’s independent auditors unless Advisor is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the company’s financial position.

3.	Shareholder Rights

State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon by a sub-advisor to vote, Advisor will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, Advisor will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

4.	Social and Environmental Issues

When called upon by a sub-advisor to vote, in determining how to vote proxies in this category, Advisor will consider the following factors:

•	Whether the proposal creates a stated position that could affect the company’s reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	25	April 29, 2005

•	The percentage of assets of the company that will be devoted to implementing the proposal;

•	Whether the issue is more properly dealt with through other means, such as through governmental action;

•	Whether the company has already dealt with the issue in some other appropriate way; and

•	What other companies have done in response to the issue.

While Advisor generally supports shareholder proposals that seek to create good corporate citizenship, Advisor will vote against proposals that would tie up a large percentage of the assets of the company. Advisor believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. Advisor will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. Advisor will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

PROXY VOTING PROCEDURES

1.	The Proxy Voting Officer

Advisor hereby appoints Terry Covert as the person responsible for voting all proxies relating to securities held in the Funds’ accounts (the “Proxy Voting Officer”) when called upon by a sub-advisor to vote. The Proxy Voting Officer shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

If, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to cast a particular vote in a manner that is contrary to this policy, the Advisor shall submit a request for a waiver to the Board of Trustees of the Trust (the “Board”), stating the facts and reasons for the Proxy Voting Officer’s belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

In addition, if, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer’s belief and shall present this summary to the Board along with other reports required in Section 3 below.

2.	Conflict of Interest Transactions

The Proxy Voting Officer shall submit to the Trust’s Board of Trustees all proxies solicitations that, in the Proxy Voting Officer’s reasonable belief, present a conflict between the interests of the Fund shareholders on one hand, and those of an Advisor or any of its affiliated persons/entities (each, an “Advisory Entity”). Conflict of interest transactions include, but are not limited to, situations where:

•	an Advisory Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuers management or the soliciting shareholder(s);

•	an Advisory Entity provides advisory, brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

•	an Advisory Entity has a personal or business relationship with a candidate for directorship; or

•	an Advisory Entity manages a pension plan or administers an employee benefit plan, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the affiliated party whose interests in the transaction are believed to be contrary to the interests of the Funds, a brief description of the conflict, and any other information in the Proxy Voting Officer’s possession that would to enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.	Report to the Board of Trustees

The Proxy Voting Officer shall, from reports received from sub-advisors and votes cast when called upon by a sub-advisor to vote, compile and present to the Board of Trustees an annual report of all proxy solicitations received by the Funds, including for each proxy solicitation, (i) the name of the issuer, (ii) the exchange ticker symbol for the security, (iii) the CUSIP number, (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on, (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast its vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	26	April 29, 2005

this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer’s reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.	Responding to Fund Shareholders’ Request for Proxy Voting Disclosure

Consistent with this Policy, Advisors shall submit to Timothy Partners, Ltd. a complete proxy voting record to be filed with the Securities and Exchange Commission on an annual basis for each period ending June 30th on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund’s proxy voting record available to any Fund shareholder who may wish to review such record through The Timothy Plan website. The Timothy Plan website shall notify shareholders of the Fund that the Fund’s proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust’s toll-free number as listed in its current prospectus. Timothy Partners shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	27	April 29, 2005

RECORD KEEPING

In connection with this Policy, the Proxy Voting Officer, when called upon by a sub-advisor to vote, shall maintain a record of the following:

•	copies all proxies solicitations received by the Fund, including a brief summary of the name of the issuer of the portfolio security, the exchange ticker symbol for the security, the CUSIP number, and the shareholder meeting date;

•	a reconciliation of the proxy solicitations received and number of shares held by the Fund in the company;

•	the analysis undertaken to ensure that the vote cast is consistent with this Policy;

•	copies, if any, of all waiver request submitted to the Board and the Board’s final determination relating thereto;

•	copies, if any, of all documents submitted to the Board relating to conflict of interest transactions and the Board’s final determination relating thereto;

•	copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

•	copies of all votes cast;

•	copies of all quarterly summaries presented to the Board; and

•	copies of all shareholder requests for the Fund’s proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by Advisor pursuant to Rule 204-2 of the Advisers Act. Copies shall be provided to Timothy Partners promptly upon request.

PROXY VOTING POLICY

SUMMARY

Timothy Partners, Ltd. (“Advisor”) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940, as amended (“Advisers Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of The Timothy Plan Family of Funds (the “Funds”). As the investment adviser to the Funds, Advisor is responsible for voting all proxies related to securities held in their investment portfolios. With the approval of the Board of Trustees of the Trust (the “Board”), the Advisor has delegated day-to-day money management responsibilities for certain of the Funds to sub-advisors. Because a Fund’s sub-advisor, under the close scrutiny of the Advisor, monitors and reviews the companies in which the Fund invests, the Advisor has delegated its authority to vote proxies to the Fund’s sub-advisor. Each sub-advisor’s proxy voting policies and procedures have been reviewed by the Advisor and the Board.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, will vote, or cause the Funds’ sub-advisors to vote, proxies in a manner that promotes the shareholders’ best interests. In determining how to vote proxies, Advisor and the sub-advisors shall review each proxy proposal, analyze the impact each proposal may have on the moral considerations set forth in the Funds’ Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Advisor and the sub-advisors will not subordinate the economic interests of the Funds’ shareholders to their own interests or to that of any other entity or interested party. In the event that a conflict of interest arises between Advisor or a sub-advisor and Fund, a complete description of the conflict will be presented to the Board, and the proxy will be voted as directed by the Board.

A copy of Advisor’s Proxy Voting Policies and Procedures may be obtained by calling The Timothy Plan at 1-800-846-7526 or may be viewed on line at www.timothyplan.com. A copy also may be obtained from Fund documents filed with the SEC at its website www.sec.gov. A record of the actual proxy votes cast by each Fund also is available upon request made to The Timothy Plan either by phone or by contacting us on our website.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	28	April 29, 2005

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail invest@timothyplan.com

Tel (800) 846-7526

PART C. OTHER INFORMATION

Item 22.	Exhibits.

(a)	Articles of Incorporation - Agreement and Declaration of Trust, filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(b)	By-Laws - filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders – See Declaration of Trust, filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, and incorporated herein by reference.

(d)	Investment Advisory Contracts.

(1)	Registrant’s Form of Amendment to the Investment Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(2)	Registrant’s Form of Amendment to the Investment Advisory Agreement dated May 1, 1998 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective No. 8, is hereby incorporated by reference.

(3)	Registrant’s Form of Amendment dated March 12, 1997 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective No. 6, is hereby incorporated by reference.

(4)	Registrant’s Form of Amendment dated August 28, 1995 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(5)	Registrant’s Form of Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(6)	Registrant’s Form of Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Strategic Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated by reference.

(7)	Registrant’s Form of Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Conservative Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated by reference.

(8)	Registrant’s Form of Sub-Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd. and Carr & Associates, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(9)	Registrant’s Form of Sub-Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd. and Fox Asset Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(10)	Registrant’s Form of Sub-Advisory Agreement dated December 14, 2001 with Timothy Partners Ltd. And Fox Asset Management, LLC, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 15, is hereby incorporated by reference.

(11)	Registrant’s Form of Amendment to Sub-Investment Advisory Agreement dated May 1, 1998 with Timothy Partners, Ltd. and Awad & Associates, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 8, is hereby incorporated by reference.

(12)	Registrant’s Form of Sub-Advisory Agreement dated January 1, 1997 with Timothy Partners, Ltd. and Awad & Associates, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 5, is hereby incorporated by reference.

(13)	Registrant’s Form of Sub-Advisory Agreement dated October 1, 2000 with Timothy Partners, Ltd. and Provident Investment Counselors, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11 on August 17, 2000, is hereby incorporated by reference.

(14)	Registrant’s Form of Sub-Advisory Agreement dated October 1, 2000 with Timothy Partners, Ltd. and Rittenhouse Financial Services, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11 on August 17, 2001, is hereby incorporated by reference.

(15)	Registrant’s Form of Amendment to the Investment Advisory Agreement dated May 1, 2004 with Timothy Partners, Ltd on behalf of the Timothy Plan US Patriot Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

(16)	Registrant’s Form of Sub-Investment Advisory Agreement dated May 1, 2004 with Timothy Partners, Ltd. and Awad & Associates on behalf of the Timothy Plan Patriot Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

(17)	Registrant’s Form of Sub-Investment Advisory Agreement dated March 1, 2005 with Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Large/Mid-Cap Value Fund, will be filed by amendment.

e.	Underwriting Contracts

(1)	Registrant’s Underwriting Agreement dated July 1, 1997 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective No. 6, is hereby incorporated by reference.

f.	Bonus or Profit Sharing Contracts - Not Applicable

g.	Custodian Agreements

(1)	Form of Custodian Agreement - which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 15, is hereby incorporated by reference.

(2)	Form of Registrant’s Amendment to Underwriting Agreement dated May 1, 2004 with Timothy Partners Ltd. on behalf of the Timothy Plan US Patriot Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

h.	Other Material Contracts

(1)	Form of Registrant’s Amendment dated May 1, 1996 to Registrant’s Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(2)	Form of Registrant’s Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(3)	Form of Registrant’s Form of Participation Agreement dated May 1, 1998 on behalf of The Timothy Plan Variable Series with Annuity Investors Life Insurance Company and Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(4)	Form of Registrant’s Mutual Fund Services Agreement with Citco-Quaker Fund Services, Inc., dated May 1, 2003, which was filed as an Exhibit to Registrant’s Post-effective Amendment # 17, is hereby incorporated by reference.

(5)	Powers of Attorney, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 20, are hereby incorporated by reference.

i.	Opinion and Consent of Counsel – Form of Opinion and Consent of David Jones & Assoc., P.C., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 20, is hereby incorporated by reference.

j.	Consent of Independent Auditors – Opinion and Consent of Tait, Weller & Baker - Filed herein as Exhibit 99J.

k.	Omitted Financial Statements - None

l.	Initial Capital Agreements -

(1)	Investment letters between the Registrant and its initial shareholders, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, are hereby incorporated by reference.

m.	Rule 12b-1 Plans

(1)	Registrant’s Plan of Distribution for Class A Shares, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(2)	Registrant’s Plan of Distribution for Class B Shares, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(3)	Registrant’s Plan of Distribution for Class C shares, which was filed as an Exhibit to Registrant’s Post-effective Amendment # 18 on December 4, 2003, is hereby incorporated herein by reference.

(4)	Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Patriot Fund, , which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

(5)	Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan US Patriot Fund, , which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference

n.	Rule 18f-3 Plan –

(1)	Registrant’s Multiple Class Plan, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 6, is hereby incorporated by reference.

o.	Reserved

p.	Code of Ethics –

(1)	Form of Code of Ethics for the Timothy Plan and Timothy Partners Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11 on August 17, 2001, is hereby incorporated by reference.

(2)	Form of Code of Ethics of Awad Asset Management – to be filed by amendment.

(3)	Form of Code of Ethics of Provident Investment Counsel – to be filed by amendment.

(4)	Form of Code of Ethics of Barrow, Hanley, Mewhinney & Strauss – to be filed by amendment.

(5)	Form of Code of Ethics of Westwood Management Group – to be filed by amendment.

(6)	Form of Code of Ethics of Rittenhouse Financial Services, Inc. - to be filed by amendment.

Item 23.	Persons Controlled by or Under Common Control with Registrant.

See “General Information - Holders of more than 5% of Each Fund’s Shares” in the Statement of Additional Information dated May 1, 2003.

Item 24.	Indemnification.

Under the terms of the Delaware Business Trust Act and the Registrant’s Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer’s or Trustee’s office with the Trust. Further no indemnification shall be made:

(a)	In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(b)	In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c)	Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

(a)	A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

(b)	A written opinion by an independent legal counsel; or

(c)	The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

(a)	That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b)	That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Item 25.	Business and Other Connections of the Investment Manager

Timothy Partners, Ltd. (“TPL”) serves as investment adviser of the Trust. Form ADV Part I of TPL as filed with the Securities and Exchange Commission via the NASDR’s IARD system is hereby incorporated by reference.

Covenant Financial Management, Inc. is a marketing/consulting firm owned by Arthur D. Ally that renders consulting advice to TPL with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Trust because of its investment objectives and criteria.

Item 26.	Principal Underwriter.

(a)	Timothy Partners, Ltd. (“TPL”) is the principal underwriter for the Trust and currently acts as underwriter only for the Trust.

(b)	The table below sets forth certain information as to the Underwriter’s directors, officers and control persons:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Trust
Arthur D. Ally 1304 West Fairbanks Avenue Winter Park, FL 32789	President of TPL	Chairman, President and Treasurer

(c)	None

Item 27.	Location of Accounts and Records.

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida 32789, except for those maintained by the Trust’s custodian, US Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, and the Registrant’s administrator, transfer, redemption and dividend disbursing agent and accounting services agent, Citgo Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482.

Item 28.	Management Services.

All substantive provisions of any management-related service contract are discussed in Parts A and B of this Registration Statement.

Item 29.	Undertakings.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the “Trust”) hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Winter Park and the State of Florida on April 29, 2005.

THE TIMOTHY PLAN

By:	/s/ Arthur D. Ally
ARTHUR D. ALLY
Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Arthur D. Ally ARTHUR D. ALLY	Chairman, President & Treasurer- Trustee	April 29, 2005

/s/ Joseph E. Boatwright* JOSEPH E. BOATWRIGHT	Trustee, Secretary	April 29, 2005

/s/ Matthew D. Staver* MATHEW D. STAVER	Trustee	April 29, 2005

/s/ Wesley W. Pennington* WESLEY W. PENNINGTON	Trustee	April 29, 2005

/s/ Charles E. Nelson* CHARLES E. NELSON	Trustee	April 29, 2005

/s/ Scott Preissler, Ph.D.* SCOTT PREISSLER, Ph.D.	Trustee	April 29, 2005

/s/ Alan M. Ross* ALAN M. ROSS	Trustee	April 29, 2005

/s/ Kathryn T. Martinez* KATHRYN T. MARTINEZ	Trustee	April 29, 2005

/s/ Richard W. Copeland* RICHARD W. COPELAND	Trustee	April 29, 2005

/s/ William W. Johnson* WILLAM W. JOHNSON	Trustee	April 29, 2005

/s/ John C. Mulder* JOHN C. MULDER	Trustee	April 29, 2005

/s/ David J. Tolliver* DAVID J. TOLLIVER	Trustee	April 29, 2005

*	By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description

EX.99j	Opinion & Consent of Tait, Weller & Baker